Segment Information - Schedule of Net Income and Total Assets (Details) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net income	$ (9,279,205)			$ (2,810,304)			$ (21,780,225)		$ (9,527,605)	$ (11,485,410)	$ (13,908,462)
General and administrative	4,749,399			1,125,121			11,569,376		3,546,510	4,168,576	5,274,603
Interest earned on marketable securities held in Trust Account	158,056			15,922			169,416		$ 46,183	59,860	$ 107,694
HCM II Acquisition Corp
Segment Reporting Information [Line Items]
Marketable Securities held in trust account	242,642,972						242,642,972	$ 235,193,585		235,193,585
Cash	350,389						350,389	668,089		$ 668,089
Net income	1,927,839	$ 601,027	$ 689,999	1,071,221	$ (52,663)	$ 1,018,558	3,218,865	3,408,788
General and administrative	$ 1,638,082			$ 278,494		331,157	4,230,522	634,797
Interest earned on marketable securities held in Trust Account						$ 1,349,715	$ 7,449,387	$ 4,043,585